Convertible Senior Notes	12 Months Ended
Dec. 31, 2013
Convertible Senior Notes.
Convertible Senior Notes

(10)                Convertible Senior Notes

On December 13, 2007, the Company sold in a public offering an aggregate US$172,500 principal amount zero coupon convertible senior notes due 2012 (the “Convertible Senior Notes”). The net proceeds from the offering, after deducting the offering expenses payable by the Company, were approximately US$166,800. On December 15, 2010, US$171,300 (RMB 1,140,276) aggregate principle amount of the Convertible Senior Notes plus the accrued unpaid interest payable of US$28,145 (RMB 187,347) was repurchased by the Company and settled in cash. On December 14, 2012, the remaining principle balance of US$1,200 (RMB 7,552) plus the accrued unpaid interest payable of US$346 (RMB 2,177) was repurchased by the Company and settled in cash.

Interest relating to the Convertible Senior Notes was recognized as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Contractual coupon interest	1,483	520	—	—
Interest cost capitalized	(362)	(65)	—	—
Total interests expense	1,121	455	—	—